11. NOTES PAYABLE, CAPITALIZED LEASES AND LONG-TERM DEBT (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Capital Source Business Finance Group		$ 0	$ 145,186
Total debt		0	145,186
Less current portion of long term debt	$ 0	0	(145,186)
Long term debt		$ 0	$ 0